Victory Funds

Victory Munder Multi-Cap Fund

Supplement dated December 31, 2019

to the Summary Prospectus dated November 1, 2019 (“Prospectus”)

The following information is added to the section titled “Portfolio Manager” found on page 10 of the Summary Prospectus.

	Title	Tenure with the Fund
Robert E. Crosby, CFA	Senior Portfolio Manager	December 2019
Gavin Hayman, CFA	Senior Portfolio Manager	December 2019

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.